Inventories (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Increase in Lower Value	$ (3,650)	$ (5,404)	$ (6,987)
Additional Provision Differences of Inventory	330	(704)	(123)
Increase / Decrease eventual differences and others	0	1,244	(6,262)
Provision Used	$ (1,718)	$ (2,380)	$ (3,736)